Financial Instruments (Schedule of Financial Instruments Measured at Fair Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Level 3 [Member]
Assets
Long-term investment	$ 0	$ 235,218